OTHER PAYABLES	12 Months Ended
Jun. 30, 2026
OTHER PAYABLES
OTHER PAYABLES

NOTE 15. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Parties	RMB	RMB	US Dollars
Professional service fees	¥2,211,757	¥1,601,517	$236,034
Distributors and employees	2,837,272	1,362,220	200,766
Accrued expenses	523,917	397,142	58,531
Others	581,943	69,220	10,203
Total	¥6,154,889	¥3,430,099	$505,534

	June 30,	June 30,	June 30,
	2025	2026	2026
Related Parties	RMB	RMB	US Dollars
Expenses paid by the major shareholders	¥2,382,218	¥—	$—
Due to family members of the owners of BHD and FGS	545,159	649,559	95,733
Total	¥2,927,377	¥649,559	$95,733